Flag Investors Top 50 Europe
Class A Shares, Class B Shares and Class C Shares

Flag Investors European Mid-Cap Fund
Class A Shares, Class B Shares and Class C Shares

Flag Investors Japanese Equity Fund
Class A Shares and Class B Shares

Flag Investors US Money Market Fund
Class A Shares and Class B Shares

Series of the Flag Investors Funds, Inc.

Supplement to the Prospectuses and Statement of Additional Information dated December 31, 1999, as revised January 18, 2000
-------------------------------------------------------------------------------

Effective April 8, 2000, Investment Company Capital Corp. replaces Federated Shareholder Services Company and Federated Services Company in each of their capacities for the Funds and Portfolios. Accordingly, all references to Federated Shareholder Services Company and Federated Services Company in your Prospectus and Statement of Additional Information should reflect this change. Investment Company Capital Corp. has principal offices at One South Street, Baltimore, Maryland 21202, and can be called at 1-800-553-8080.

Effective March 31, 2000, the Flag Investors US Money Market Fund will not accept new accounts or additional exchanges into the Fund (except for participants in 401(k) plans).


                                                               April 7, 2000

Flag Investors Top 50 World
Class A Shares and Class B Shares

A Series of the Flag Investors Funds, Inc.

Supplement to the Prospectus and Statement of Additional Information dated December 31, 1999, as revised January 18, 2000
-------------------------------------------------------------------------------

Effective April 8, 2000, Investment Company Capital Corp. replaces Federated Shareholder Services Company and Federated Services Company in each of their capacities for the Funds and Portfolios. Accordingly, all references to Federated Shareholder Services Company and Federated Services Company in your Prospectus and Statement of Additional Information should reflect this change. Investment Company Capital Corp. has principal offices at One South Street, Baltimore, Maryland 21202, and can be called at 1-800-553-8080.

Effective March 31, 2000, the Flag Investors US Money Market Fund will not accept new accounts or additional exchanges into the Fund (except for participants in 401(k) plans).

Please replace the section entitled "Portfolio Manager" on Page 12 of your Prospectus with the following:

         "Portfolio Managers

                Following are the portfolio managers who are primarily responsible for the day-to-day management of the Portfolio that is the underlying investment of the Fund.
                Mr. Klaus Kaldemorgen has served as the sole portfolio manager since the inception of the Portfolio in October 1997. He will share responsibility for managing the Portfolio with Mr. Vermehren effective March 2000. Mr. Kaldemorgen has 17 years experience as an investment manager. Mr. Kaldemorgen joined the DWS Group in 1982 as Senior Investment Officer, Head of the Global Equity Team, Investment Group of Deutsche Bank. He supervises funds holding assets under management of EUR 25.0 billion ($24.1 billion) as of February 29, 2000. Mr. Kaldemorgen also serves as Senior Portfolio Manager for the Top 50 Welt and Top 50 Asien, German registered mutual funds with substantially the same investment objective, policies and restrictions as the corresponding Portfolios for the Top 50 World and Top 50 Asian Funds. He has held this position since the inception of these funds in April 1996, and January 1997, respectively.
                Mr. Rainer Vermehren has participated in the management of the Portfolio since its inception in October 1997, and will share responsibility of portfolio manager with Mr. Kaldemorgen effective March 2000. He has three years experience as an investment manager. Mr. Vermehren joined DWS in January 1997 and is responsible for U.S. and Latin American equities. He supervises funds holding assets under management of EUR 5.0 billion ($5.0 billion) as of February 29, 2000. Among the funds he manages, are the DB-Lateinamerika, CH-US Equities, F&F Top 50 Internazionale and DWS-Konsumwerte. Mr. Vermehren serves as Co-Manager for the DWS Top 50 Welt, DWS-Nord Amerika, and DWS US Aktien Typ-O. He has held these positions since January 1997."

                                                                  April 7, 2000

Flag Investors Top 50 Asia
Class A Shares and Class B Shares

A Series of the Flag Investors Funds, Inc.
Supplement to the Prospectus and Statement of Additional Information dated December 31, 1999, as revised January 18, 2000
-------------------------------------------------------------------------------

Effective April 8, 2000, Investment Company Capital Corp. replaces Federated Shareholder Services Company and Federated Services Company in each of their capacities for the Funds and Portfolios. Accordingly, all references to Federated Shareholder Services Company and Federated Services Company in your Prospectus and Statement of Additional Information should reflect this change. Investment Company Capital Corp. has principal offices at One South Street, Baltimore, Maryland 21202, and can be called at 1-800-553-8080.

Effective March 31, 2000, the Flag Investors US Money Market Fund will not accept new accounts or additional exchanges into the Fund (except for participants in 401(k) plans).

Please replace the section entitled "Portfolio Manager" on Page 13 of your Prospectus with the following:

         "Portfolio Managers

                Following are the portfolio managers who are primarily responsible for the day-to-day management of the Portfolio that is the underlying investment of the Fund.
                Mr. Klaus Kaldemorgen has served as the sole portfolio manager since the inception of the Portfolio in October 1997. He will share responsibility for managing the Portfolio with Mr. Gerhardt effective March 2000. Mr. Kaldemorgen has 17 years experience as an investment manager. Mr. Kaldemorgen joined the DWS Group in 1982 as Senior Investment Officer, Head of the Global Equity Team, Investment Group of Deutsche Bank. He supervises funds holding assets under management of EUR 25.0 billion ($24.1 billion) as of February 29, 2000. Mr. Kaldemorgen also serves as Senior Portfolio Manager for the Top 50 Welt and Top 50 Asien, German registered mutual funds with substantially the same investment objective, policies and restrictions as the corresponding Portfolios for the Top 50 World and Top 50 Asian Funds. He has held this position since the inception of these funds in April 1996, and January 1997, respectively.

                Mr. Thomas Gerhardt has participated in the management of the Portfolio since its inception in October 1997, and will share responsibility of portfolio manager with Mr. Kaldemorgen effective March 2000. He has seven years experience as an investment manager. Mr. Gerhardt joined DWS in 1993 as Portfolio Manager, responsible for Asian markets. He serves as Senior Portfolio Manager, responsible for Asian and emerging markets, since 1997. Mr. Gerhardt supervises funds holding assets under management of EUR 3.0 billion ($3.0 billion) as of February 29, 2000. Among the funds he manages are Top 50 Asien and DB Mandarin since 1993, and DVG Emerging Markets since January 1997."


                                                                  April 7, 2000